Income Tax (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Federal
Current			$ 16,225			$ 38,451
Deferred			(12,389)			(154,424)
State
Current
Deferred
Change in valuation allowance			12,389			154,424
Income tax provision		$ (1,195)	$ 16,225		$ 56,628	$ 38,451